Commitments, Contingencies and Tax Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Tax Obligation
13. Commitments, Contingencies and Tax Obligation

Lease Commitments

The Group leases two premises in South Africa under operating leases.  One location is an office facility and the other is a workshop.  The office facility lease was originally scheduled to expire on April 30, 2012 and has been extended in a short-term basis several times. The lease term terminated on February 28, 2014 and the Company leased this office for an additional month in March 2014. The lease for the Group’s workshop facility originally expired on April 30, 2012 and was also extended on a short-term basis. The workshop is being leased on a month-to-month basis. In addition to the payments required under the preceding leases, payments are made for space rentals on an as-needed basis. The total rent expense was approximately $17,000, $21,000 and $865,000 for the three months ended March 31, 2014 and 2013 and for the period from August 24, 2005 (inception) to March 31, 2014, respectively. Rent expense is included in general and administrative expenses in the accompanying Consolidated Statements of Operations.

The future rent commitments under the above leases for the twelve months ended March 31, 2015 is approximately $14,000.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated.  As of March 31, 2014, the total monthly salary commitment applicable to these employees, exclusive of the executives, was approximately $22,000.

Payroll Tax Obligation

During 2012, SPMSA received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000.  SPMSA requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance. .  At March 31, 2014 and December 31, 2013, the unpaid balance of this liability was approximately $71,000 and $81,000, respectively and is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

Employment and Consulting Agreements

The Company has entered into agreements to secure the services of two executives.  These agreements provide for annual compensation and require a termination notice period by the Group of three months.  The executives all are stockholders of the Company.

The total compensation payable to these executives and one former executive was approximately $257,000, $261,000 and $6,339,000 for the three months ended March 31, 2014 and 2013 and for the period from inception to March 31, 2014, respectively.

The Company entered into agreements with unrelated third party consultants and institutions for consulting, research and professional services.  With the exception of one agreement that has a remaining term of three months as of December 31, 2013, these agreements can be terminated by either party with between two weeks and three months written notice or immediately if for cause.  The amounts due vary according to the nature of the service arrangement and the length of notice required for termination. The minimum amount due under these agreements is approximately $145,000 over the year ending March 31, 2015.

The Company entered into a six-month consulting agreement effective April 1, 2014 under which the consultant will be compensated by the issuance of 30,000 shares of Company Common Stock on a monthly basis for each month covered by the agreement. Subsequent to March 31, 2014, the Company has issued a total of 60,000 shares of Company Common Stock to this consultant.

The Company is obligated to make payments of approximately $130,000 subsequent to March 31, 2014 in connection with purchase orders open as of March 31, 2014 for the purchase of machines to be sold. In addition, the Company is obligated to make payments of approximately $16,000 subsequent to March 31, 2014 in connection with a purchase order issued on April 15, 2014 for the purchase of machines to be sold. These payments are expected to be made prior to December 31, 2014.

13. Commitments, Contingencies and Tax Obligation

Lease Commitments

The Group leases two premises in South Africa under operating leases.  One location is an office facility and the other is a workshop.  The office facility lease was originally scheduled to expire on April 30, 2012 and has been extended in a short-term basis several times. The lease team terminated on February 28, 2014. The Company is leasing an office on a month-to-month basis.  The lease for the Group’s workshop facility originally expired on April 30, 2012 and was also extended on a short-term basis. The workshop is being leased on a month-to-month basis. In addition to the payments required under the preceding leases, payments are made for space rentals on an as-needed basis. The total rent expense was approximately $71,000, $76,000 and $848,000 for the years ended December 31, 2013 and 2012 and for the period from August 24, 2005 (inception) to December 31, 2013, respectively. Rent expense is included in general and administrative expenses in the accompanying Consolidated Statements of Operations.

The future rent commitments under the above leases for the twelve months ended December 31, 2014 is approximately $8,000.

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated.  As of December 31, 2013, the total monthly salary commitment applicable to these employees, exclusive of the executives, was approximately $30,100.

Payroll Tax Obligation

SPMSA has received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000.  SPMSA requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance.  During the Company’s review of this matter in 2012, it was discovered that additional taxes amounting to approximately $62,000 were due.  At December 31, 2013 and 2012, the unpaid balance of this liability was approximately $81,000 and $187,000, respectively and is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

Employment and Consulting Agreements

The Company has entered into agreements to secure the services of two executives.  These agreements provide for annual compensation and require a termination notice period by the Group of three months.  The executives all are stockholders of the Company.

The total compensation payable  to these executives and one former executive was approximately $990,000, $1,086,000 and $6,082,000 for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013, respectively.

The Company entered into agreements with unrelated third party consultants and institutions for consulting, research and professional services.  With the exception of one agreement that has a remaining term of three months as of December 31, 2013, these agreements can be terminated by either party with between two weeks and three months written notice or immediately if for cause.  The amounts due vary according to the nature of the service arrangement and the length of notice required for termination. The minimum amount due under these agreements is approximately $113,000 over the year ending December 31, 2014.